Operating costs - Narrative (Details) £ in Millions	12 Months Ended
	Jun. 30, 2020 GBP (£) employee	Jun. 30, 2019 GBP (£) employee	Jun. 30, 2018 GBP (£) employee
Disclosure of operating costs [line items]
Number of employees on full time equivalent basis | employee	27,788	28,150	29,362
Average number of employees, including part time | employee	28,490	29,402	30,761
Other than principal auditor
Disclosure of operating costs [line items]
Auditor's remuneration for audit services	£ 0.1	£ 0.1	£ 0.1
Principal auditor
Disclosure of operating costs [line items]
Auditor's remuneration for audit services	11.3	8.8	8.2
Audit services in respect of employee pension plans	£ 0.3	£ 0.3	£ 0.3